BORROWINGS - Supplemental Cash Flows (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Corporate borrowings
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning Balance	$ 1,993
Cash Flows	398
Acquisition	0
Foreign Exchange Movement	84
Ending Balance	2,475
Non-recourse borrowings
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning Balance	13,113
Cash Flows	3,573
Acquisition	1,972
Foreign Exchange Movement	(114)
Ending Balance	$ 18,544